SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of products and services [line items]
Assets	$ 525,515	$ 518,971
UNITED STATES
Disclosure of products and services [line items]
Assets	235,418	236,037
Canada
Disclosure of products and services [line items]
Assets	53,440	54,503
United Kingdom
Disclosure of products and services [line items]
Assets	38,919	37,734
Australia
Disclosure of products and services [line items]
Assets	26,217	22,722
Brazil
Disclosure of products and services [line items]
Assets	26,615	26,082
INDIA
Disclosure of products and services [line items]
Assets	18,884	19,454
GERMANY
Disclosure of products and services [line items]
Assets	11,530	11,875
Colombia
Disclosure of products and services [line items]
Assets	20,733	18,964
Other Europe
Disclosure of products and services [line items]
Assets	46,021	43,048
Other Asia
Disclosure of products and services [line items]
Assets	21,953	21,821
Other
Disclosure of products and services [line items]
Assets	$ 25,785	$ 26,731